FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:             (a)
             or fiscal year ending: 12/31/2003  (b)

Is this a transition report? (Y/N)   N
                                  -----

Is this an amendment to a previous filing?  (Y/N)   N
                                                 -----

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: Defined Asset Funds - Municipal Insured Series

  B. File Number: 811-2537

  C. Telephone Number: 609-282-8503

2.A. Street: 800 Scudders Mill Rd 1-F

  B. City: Plainsboro     C. State: NJ    D. Zip Code: 08536    Zip Ext.:

  E. Foreign Country:                 Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N)          N
                                                                         ---

4.   Is this the last filing on this form by Registrant?  (Y/N)           N
                                                                         ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)      N
                                                                         ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
                                                                         ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                         ---
     [If answer is "N" (No), go to item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period?
                       -----------------------------------------------


SCREEN NUMBER: 01               PAGE NUMBER: 01

For period ending 12/31/2003                            If filing more than one
File number 811-2537                                    Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name: Merrill Lynch Investment Managers, L.P.

    B.[/] File Number (If any): 801-11583

    C.[/] City: Princeton   State: NJ        Zip Code: 08543    Zip Ext.:
                ----------        ----------          ---------          ------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

111.A.[/] Depositor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

112.A.[/] Sponsor Name: Merrill Lynch Investment Managers, L.P.

    B.[/] File Number (If any): 801-11583

    C.[/] City: Princeton   State: NJ        Zip Code: 08543    Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------


SCREEN NUMBER: 55               PAGE NUMBER: 47

For period ending 12/31/2003                            If filing more than one
File number 811-2537                                    Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name: Prudential Securities Incorporated,
                          c/o Prudential Investment Management Servies, LLC

    B.[/] File Number (If any): 008-27154

    C.[/] City: Newark      State: NJ        Zip Code: 07102    Zip Ext.:
                ----------        ----------          ---------          ------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

111.A.[/] Depositor Name: Morgan Stanley DW Inc.

    B.[/] File Number (If any): 008-14172

    C.[/] City: Jersey City  State: NJ        Zip Code: 07311    Zip Ext.:
                -----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

112.A.[/] Sponsor Name: Prudential Securities Incorporated,
                        c/o Prudential Investment Management Services, LLC

    B.[/] File Number (If any): 008-27154

    C.[/] City: Newark      State: NJ        Zip Code: 07102    Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
112.A.[/] Sponsor Name: Morgan Stanley DW Inc.

    B.[/] File Number (If any): 008-14172

    C.[/] City: Jersey City  State: NJ        Zip Code: 07311    Zip Ext.:
                -----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------


SCREEN NUMBER: 55               PAGE NUMBER: 47

For period ending 12/31/2003                            If filing more than one
File number 811-2537                                    Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name: Citigroup Global Markets Inc.

    B.[/] File Number (If any): 008-08177

    C.[/] City: New York    State: NY        Zip Code: 10013    Zip Ext.:
                ----------        ----------          ---------          ------

      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

111.A.[/] Depositor Name: UBS Financial Services Inc.

    B.[/] File Number (If any): 008-16267

    C.[/] City: New York    State: NY        Zip Code: 10019    Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

112.A.[/] Sponsor Name: Citigroup Global Markets Inc.

    B.[/] File Number (If any): 008-08177

    C.[/] City: New York    State: NY        Zip Code: 10013    Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
112.A.[/] Sponsor Name: UBS Financial Services Inc.

    B.[/] File Number (If any): 008-16267

    C.[/] City: New York    State: NY        Zip Code: 10019    Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------


SCREEN NUMBER: 55               PAGE NUMBER: 47

For period ending 12/31/2003                            If filing more than one
File number 811-2537                                    Page 48, "X" box: [ ]


113.A.[/] Trustee Name:

    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
113.A.[/] Trustee Name:

    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
114.A.[/] Principal Underwriter Name:
                                       --------------------------------------
    B.[/] File Number:

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/] Independent Public Accountant Name:
                                            ---------------------------------
    B.[/] City:             State:          Zip Code:           Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/]Independent Public Accountant Name:
                                            ---------------------------------
    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------


SCREEN NUMBER: 56               PAGE NUMBER: 48

For period ending 12/31/2003                            If filing more than one
File number 811-2537                                    Page 49, "X" box: [ ]

116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                           ---

     B.  [/] Identify the family in 10 letters:
                                                ---------
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117  A. [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                                           ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)
                                                                           ---

     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                                           ---

     D. [/] Flexible premium variable life contracts? (Y/N)
                                                                           ---

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)
                                                                           ---

118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     19
                                                                         -------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                          0
                                                                         -------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's
         omitted)                                                             0
                                                                         -------

121. [/] State the number of series for which a current prospectus was
         in existence at the end of the period                                0
                                                                         -------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                            0
                                                                         -------



SCREEN NUMBER: 57               PAGE NUMBER: 49

For period ending 12/31/2003                            If filing more than one
File number 811-2537                                    Page 50, "X" box: [ ]


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                                          ------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
         omitted)                                                       $
                                                                         -------

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
         Registrant ($000's omitted)                                    $     0
                                                                         -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
     omitted)                                                           $     0
             ----------------------------------------------------------  -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets  Total Income
                                           Series     ($000's     Distributions
                                         Investing    omitted)  ($000's omitted)
                                         ---------    --------  ----------------

A.   U.S. Treasury direct issue                      $              $
                                          --------    ---------      --------

B.   U.S. Government agency                          $              $
                                          --------    ---------      --------

C.   State or municipal tax-free                19   $  152,658     $   8,687
                                          --------    ---------      --------

D.   Public utility debt                             $              $
                                          --------    ---------      --------

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent                     $              $
                                          --------    ---------      --------

F.   All other corporate intermed. &
     long-term debt                                  $              $
                                          --------    ---------      --------

G.   All other corporate short-term debt             $              $
                                          --------    ---------      --------

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                                         $              $
                                          --------    ---------      --------

I.   Investment company equity
     securities                                      $              $
                                          --------    ---------      --------

J.   All other equity securities                     $              $
                                          --------    ---------      --------

K.   Other securities state and
     municipal taxable                               $              $
                                          --------    ---------      --------

L.   Total assets of all series of
     registrant                                 19   $  152,658     $   8,687
                                          --------    ---------      --------


SCREEN NUMBER: 58               PAGE NUMBER: 50

For period ending 12/31/2003                            If filing more than one
File number 811-2537                                    Page 51, "X" box: [ ]


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                           ---
         (If answer is "N" (No), go to item 131.)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)
                                                                           ---
         (If answer is "N" (No), go to item 131.)

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees? (Y/N)
                                                                           ---

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                          $   275
                                                                         ------

132 [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-xxxx      811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------


SCREEN NUMBER: 59               PAGE NUMBER: 51

For period ending 12/31/03
File number 811-2537

                                 SIGNATURE PAGE

This report is signed on behalf of the registrant, by the Agent for the Sponsors, in the City of Plainsboro and State of New Jersey on the 25th day of February, 2004.

                                        Merrill Lynch, Pierce, Fenner
                                        and Smith, Incorporated


Witness: /s/ Jay Fife                   BY: /s/ Paul McGill
        -------------------------          ----------------------------
             Jay Fife                           Paul McGill
             Director                           Vice President